[redacted]

13003265

File # 1-32575
CERT N/YS

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
NOV 15 2013
Washington, DC 20549

November 15, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ROYAL DUTCH SHELL PLC (Guarantor), SHELL INTERNATIONAL FINANCE B.V. (Issuer), 0.900% Guaranteed Notes due 2016, 2.000% Guaranteed Notes due 2018, Floating Rate Guaranteed Notes due 2015, Floating Rate Guaranteed Notes due 2016, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2013. Tentative listing date – November 19, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com